Note 2 - Investments (Details) - Net Investment Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net Investment Income [Line Items]
Gross investment income	$ 22,269,298	$ 21,994,995
Investment expenses	1,031,985	832,260
Net investment income	21,237,313	21,162,735
Fixed Maturities [Member]
Net Investment Income [Line Items]
Gross investment income	18,296,411	18,957,838
Equity Securities [Member]
Net Investment Income [Line Items]
Gross investment income	295,368	270,306
Mortgages [Member]
Net Investment Income [Line Items]
Gross investment income	2,316,721	1,497,721
Policy Loans [Member]
Net Investment Income [Line Items]
Gross investment income	494,299	478,712
State-Guaranteed Receivables [Member]
Net Investment Income [Line Items]
Gross investment income	545,120	557,812
Convertible Debt Securities [Member]
Net Investment Income [Line Items]
Gross investment income	102,342	0
Other Long-term Investments [Member]
Net Investment Income [Line Items]
Gross investment income	$ 219,037	$ 232,606